Personnel expenses (Details 5)	12 Months Ended
Dec. 31, 2018
2 years
Long Term Incentive Global CRDIV - Grant 2014
Future income Dividend	11.10%
Expected Volatility	32.70%
Volatility comparator	12% - 52%
Risk-free interest rate	1.70%
Correlation	0.55%
3 years
Long Term Incentive Global CRDIV - Grant 2014
Future income Dividend	10.80%
Expected Volatility	34.70%
Volatility comparator	16% - 56%
Risk-free interest rate	2.10%
Correlation	0.55%
4 years
Long Term Incentive Global CRDIV - Grant 2014
Future income Dividend	9.50%
Expected Volatility	36.90%
Volatility comparator	16% - 52%
Risk-free interest rate	2.50%
Correlation	0.55%